BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of ownership in subsidiaries

Subsidiary	Jurisdiction	Functional Currency	% Ownership
Reunion Neuroscience Canada Inc.	Ontario, Canada	Canadian Dollars	100%
Reunion Neuroscience USA Inc.	Delaware, USA	United States Dollars	100%
Field Trip Discovery Australia Pty Ltd.	New South Wales, Australia	Australian Dollars	100%